COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Lease expense	$ 2,485	$ 2,283	$ 2,225
Future minimum payment obligation	260
Purchase commitments:
Purchase commitments	4,106
Minimum [Member]
Encouragement of Research and Development [Line Items]
Percent of royalty obligation	3.50%
Maximum [Member]
Encouragement of Research and Development [Line Items]
Percent of royalty obligation	4.50%
Encouragement of Research and Development Agreement [Member]
Encouragement of Research and Development [Line Items]
Percent of OCS participation	50.00%
Contingent obligation	16,083
Royalty expense	42	0	1,196
Repayment of OCS grants			9,938
Accrued royalties	42	0
Encouragement of Research and Development Agreement [Member] | Minimum [Member]
Encouragement of Research and Development [Line Items]
Percent of royalty obligation	3.50%
Encouragement of Research and Development Agreement [Member] | Maximum [Member]
Encouragement of Research and Development [Line Items]
Percent of OCS participation	100.00%
Percent of royalty obligation	4.50%
Yokneam [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	39
Termination notice required	90 days
Kiryat Gat [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	9
Extension term	5 years
Termination notice required	180 days
Unites States [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	$ 8